Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 416	€ 6
Liabilities	228	1,219
Nominal amount	111,462	47,976
Fair value changes used for hedge effectiveness	€ 537	€ (802)